UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Dividend Performers ETF
IPDP (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Dividend Performers ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://innovativeportfolios.com/ipdp-dividend-performers-etf/. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Dividend Performers ETF	$56	1.12%
*	Annualized
HOW DID THE FUND PERFORM THE FIRST 6 MONTHS OF THE FISCAL YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended March 31, 2025, the Fund underperformed its benchmark, the NASDAQ U.S. Broad Achievers Index as well as the trailing one-year period and trailing three-year period. The Fund outperformed over the trailing five-year period. The underperformance reflects the market weakness that began in December 2024 and continues into 2025.
WHAT FACTORS INFLUENCED PERFORMANCE
The slowing economy and President Trumps policies, especially related to trade has caused uncertainty to spike and confidence to fall materially. These factors contributed to a market sell-off of both the stocks and the option positions. Since the put-credit spreads on the S&P 500 Index adds beta exposure, the Fund underperforms during periods of market correction. However, over the long-term, the options should improve performance.
POSITIONING
The portfolio rebalances semi-annually, based on the quality of quantitative scores and the continuation of dividend increases. Industrials and Health Care have consistently been the largest sectors. Over the last six months, the Fund increased its exposure to Financials while exiting Consumer Discretionary and reducing Information Technology. The options overlay exposure has remained relatively consistent throughout the year.

Top Contributors:
Allocation: Underweight Information Technology and Consumer Discretionary
Selection: Health Care and Information Technology
Top Detractors:
Allocation: Overweight Industrials and Underweight Consumer Staples
Selection: Financials and Industrials
Dividend Performers ETF	PAGE 1	TSR-SAR-53656F193

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
PERFORMANCE

	1 Year	5 Year	Since Inception (12/24/2018)
Dividend Performers ETF NAV	6.82	28.18	16.49
S&P 500 TR	8.25	18.59	16.79
Nasdaq US Broad Dividend Achiever TR	9.81	15.91	14.12
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$20,954,595
Number of Holdings	57
Portfolio Turnover	17%
30-Day SEC Yield	1.31%
Visit https://innovativeportfolios.com/ipdp-dividend-performers-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Sector Breakdown (%)
Consumer, Non-cyclical	28.4%
Industrial	25.8%
Financial	25.4%
Technology	10.5%
Consumer, Cyclical	5.5%
Communications	4.2%
Basic Materials	2.2%
Cash & Other	-2.0%
Top 10 Securities (%)

AbbVie, Inc. 2.6%
Abbott Laboratories 2.5%
Cencora, Inc. 2.4%
Cardinal Health, Inc. 2.4%
Brown & Brown, Inc. 2.4%
RTX Corp. 2.4%
CSG Systems International, Inc. 2.4%
McKesson Corp. 2.3%
Marsh & McLennan Cos., Inc. 2.3%
Johnson & Johnson 2.3%

MANAGED DISTRIBUTIONS
The Fund aims to provide stable quarterly distributions of 1% of NAV, totaling 4% annually, despite income fluctuations. While the fund’s goal is not to generate a return of capital, the distribution strategy may result in payouts exceeding earnings and profits in some tax years. In such cases, distributions are classified as a return of capital, which isn’t taxable but reduces the shareholder’s cost basis. The Fund’s distribution policy does not impact the implementation of the Fund’s principal investment strategies.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://innovativeportfolios.com/ipdp-dividend-performers-etf/.
Dividend Performers ETF	PAGE 2	TSR-SAR-53656F193

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovative Portfolios, LLC documents not be householded, please contact Innovative Portfolios, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovative Portfolios, LLC or your financial intermediary.
Dividend Performers ETF	PAGE 3	TSR-SAR-53656F193

Preferred-Plus ETF
IPPP (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Preferred-Plus ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://innovativeportfolios.com/ippp-preferred-plus-etf/. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Preferred-Plus ETF	$49	1.00%
*	Annualized
HOW DID THE FUND PERFORM THE FIRST 6 MONTHS OF THE FISCAL YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ending March 31, 2025, the Fund’s total return was -4.13% on a NAV basis versus its benchmark, the ICE BofA Core Plus Fixed Rate Preferred Securities Index, return of -6.03%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight allocation in the regional banking sector and security selection contributed to overall performance. The Fund took positions in regional banks that, in our opinion, had been oversold following the 2023 regional bank crisis. Although the S&P 500 index declined slightly over the past six months, the option overlay strategy still positively impacted the Fund’s performance. The Fund’s lower-than-benchmark duration also contributed to its outperformance. Despite the Federal Reserve adopting an easing policy by cutting the Fed Fund’s rate in late August 2024, long-term rates have risen due to inflation expectations.
POSITIONING
We have been extending the duration of the Fund; however, we believe the market has been overly aggressive in predicting lower interest rates. With the US running large budget deficits, discussions of tariffs, and the economy showing few signs of slowing down, we believe the 10-year Treasury will struggle to trade much lower.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Preferred-Plus ETF	PAGE 1	TSR-SAR-53656F219

PERFORMANCE

	1 Year	5 Year	Since Inception (12/24/2018)
Preferred-Plus ETF NAV	3.49	7.30	5.13
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.57
ICE BofA Core Plus Fixed Rate Preferred Securities Index	0.57	2.80	3.25
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$11,837,677
Number of Holdings	108
Portfolio Turnover	6%
30-Day SEC Yield	6.48%
Effective Duration	4.62 years
Average Credit Quality	BBB
Visit https://innovativeportfolios.com/ippp-preferred-plus-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Industry Breakdown (%)

Banks
38.1%
Insurance
20.0%
REITS
13.8%
Electric
8.9%
Diversified Financial Services
8.0%
Telecommunications
3.6%
Savings & Loans
3.3%
Auto Manufacturers
2.3%
Distribution/Wholesale
1.5%
Cash & Other
0.5%

Top 10 Securities (%)

Synovus Financial Corp. 2.2%
Athene Holding Ltd. 2.1%
KeyCorp 1.8%
Banc of California, Inc. 1.8%
JPMorgan Chase & Co. 1.7%
Bank of America Corp. 1.6%
Jackson Financial, Inc. 1.6%
Synchrony Financial 1.6%
AGNC Investment Corp. 1.5%
WESCO International, Inc. 1.5%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://innovativeportfolios.com/ippp-preferred-plus-etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovative Portfolios, LLC documents not be householded, please contact Innovative Portfolios, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovative Portfolios, LLC or your financial intermediary.
Preferred-Plus ETF	PAGE 2	TSR-SAR-53656F219

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Innovative ETFs
Dividend Performers ETF (IPDP)
Preferred-Plus ETF (IPPP)
Semi-Annual Financial Statements & Additional Information
March 31, 2025 (Unaudited)

TABLE OF CONTENTS (Unaudited)

DIVIDEND PERFORMERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 102.0%
Aerospace/Defense - 2.4%
RTX Corp.	3,771	$499,507
Building Materials - 2.9%
Apogee Enterprises, Inc.	5,377	249,116
Trane Technologies PLC	1,088	366,569
		615,685
Chemicals - 2.2%
Ecolab, Inc.	1,801	456,589
Commercial Services - 6.0%
ABM Industries, Inc.(a)	8,025	380,064
Automatic Data Processing, Inc.	1,477	451,268
Cintas Corp.(a)	2,055	422,364
		1,253,696
Computers - 3.9%
Accenture PLC - Class A(a)	1,232	384,433
Apple, Inc.	1,954	434,042
		818,475
Distribution/Wholesale - 3.8%
Fastenal Co.	5,429	421,019
WW Grainger, Inc.(a)	379	374,388
		795,407
Diversified Financial Services - 5.5%
Ameriprise Financial, Inc.	794	384,383
SEI Investments Co.	5,471	424,714
T Rowe Price Group, Inc.	3,723	342,032
		1,151,129
Electrical Components & Equipment - 1.6%
Eaton Corp. PLC(a)	1,233	335,166
Electronics - 3.9%
Amphenol Corp. - Class A	6,148	403,247
Brady Corp. - Class A	5,973	421,933
		825,180
Hand/Machine Tools - 3.9%
Lincoln Electric Holdings, Inc.	2,149	406,505
Snap-on, Inc.(a)	1,247	420,251
		826,756
Healthcare-Products - 6.4%
Abbott Laboratories(a)	3,877	514,284
Agilent Technologies, Inc.	3,425	400,657
Stryker Corp.	1,164	433,299
		1,348,240
Healthcare-Services - 1.9%
UnitedHealth Group, Inc.(a)	752	393,860

	Shares	Value
Insurance - 19.9%
Allstate Corp.	2,278	$471,705
Brown & Brown, Inc.	4,072	506,557
Hanover Insurance Group, Inc.	2,752	478,710
Hartford Financial Services Group, Inc.	3,831	474,010
Marsh & McLennan Cos., Inc.	2,014	491,476
Old Republic International Corp.	11,948	468,600
Primerica, Inc.	1,503	427,649
Reinsurance Group of America, Inc.	1,943	382,577
Travelers Cos., Inc.	1,739	459,896
		4,161,180
Machinery-Diversified - 7.3%
Applied Industrial Technologies, Inc.(a)	1,646	370,909
Dover Corp.(a)	2,207	387,726
IDEX Corp.	1,944	351,806
Watts Water Technologies, Inc. - Class A	2,104	429,048
		1,539,489
Miscellaneous Manufacturing - 3.8%
A O Smith Corp.	6,110	399,350
Donaldson Co., Inc.(a)	5,802	389,082
		788,432
Office Furnishings - 1.7%
HNI Corp.	8,077	358,215
Pharmaceuticals - 14.1%
AbbVie, Inc.	2,629	550,828
Cardinal Health, Inc.	3,677	506,580
Cencora, Inc.(a)	1,832	509,461
Johnson & Johnson(a)	2,937	487,072
McKesson Corp.(a)	731	491,956
Merck & Co., Inc.	4,535	407,062
		2,952,959
Semiconductors - 4.2%
KLA Corp.	692	470,422
QUALCOMM, Inc.	2,720	417,819
		888,241
Software - 2.4%
CSG Systems International, Inc.	8,187	495,068
Telecommunications - 4.2%
Cisco Systems, Inc.	7,701	475,229
Motorola Solutions, Inc.	903	395,342
		870,571
TOTAL COMMON STOCKS (Cost $17,374,555)		21,373,845

The accompanying notes are an integral part of these financial statements.

1

DIVIDEND PERFORMERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.6%
Put Options - 0.6%(b)(c)(f)
S&P 500 Mini Index
Expiration: 04/30/2025; Exercise Price: $485.00(d)	$5,820,000	120	$10,920
Expiration: 06/20/2025; Exercise Price: $510.00(d)	9,180,000	180	103,050
SPDR S&P 500 ETF,
Expiration: 04/17/2025; Exercise Price: $480.00(d)	6,480,000	135	6,683
TOTAL PURCHASED OPTIONS (Cost $130,179)			120,653
		Shares
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.27%(e)		43,776	43,776
TOTAL SHORT-TERM INVESTMENTS (Cost $43,776)			43,776
TOTAL INVESTMENTS - 102.8% (Cost $17,548,510)			$21,538,274
Liabilities in Excess of Other Assets - (2.8)%			(583,679)
TOTAL NET ASSETS - 100.0%			$20,954,595

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of March 31, 2025 is $4,841,145 which represented 23.1% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	Held in connection with a written option, see Schedule of Written Options for more detail.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(f)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

2

DIVIDEND PERFORMERS ETF
SCHEDULE OF WRITTEN OPTIONS
March 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.0)%
Put Options - (4.0)%(a)(b)
S&P 500 Mini Index
Expiration: 04/30/2025; Exercise Price: $571.00	$(6,852,000)	(120)	$(192,420)
Expiration: 06/20/2025; Exercise Price: $585.00	(10,530,000)	(180)	(509,850)
SPDR S&P 500 ETF, Expiration: 04/17/2025; Exercise Price: $558.00	(7,533,000)	(135)	(126,968)
Total Put Options			(829,238)
TOTAL WRITTEN OPTIONS (Premiums received $798,593)			$(829,238)

Percentages are stated as a percentof net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$21,373,845	$—	$—	$21,373,845
Purchased Options	—	120,653	—	120,653
Money Market Funds	43,776	—	—	43,776
Total Investments	$21,417,621	$120,653	$—	$21,538,274
Liabilities:
Investments:
Written Options	$—	$(829,238)	$—	$(829,238)
Total Investments	$—	$(829,238)	$—	$(829,238)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

3

PREFERRED-PLUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 98.6%(i)
Auto Manufacturers - 2.3%
Ford Motor Co.
6.20%, 06/01/2059 (Callable 05/01/2025)(d)	6,019	$129,409
6.00%, 12/01/2059 (Callable 05/01/2025)(d)	6,638	138,203
		267,612
Banks - 36.0%(a)
Bank of America Corp.
Series LL, 5.00%, Perpetual (Callable 05/01/2025)	6,135	129,203
Series PP, 4.13%, Perpetual (Callable 02/02/2026)	5,329	92,725
Series QQ, 4.25%, Perpetual (Callable 11/17/2026)	10,692	192,242
Series SS, 4.75%, Perpetual (Callable 02/17/2027)	6,433	128,789
Citigroup Capital XIII, 10.92% (3 mo. Term SOFR + 6.63%), 10/30/2040 (Callable 05/01/2025)(d)	4,197	125,322
Citizens Financial Group, Inc., Series H, 7.38%, Perpetual (Callable 07/06/2029)	5,324	137,519
ConnectOne Bancorp, Inc., Series A, 5.25% to 09/01/2026 then 5 yr. CMT Rate + 4.42%, Perpetual (Callable 09/01/2026)	5,102	113,264
Fifth Third Bancorp, Series K, 4.95%, Perpetual (Callable 06/30/2025)(d)	4,079	88,596
First Citizens BancShares, Inc./NC, Series A, 5.38%, Perpetual (Callable 06/15/2025)(d)	4,596	95,321
JPMorgan Chase & Co.
Series DD, 5.75%, Perpetual (Callable 06/01/2025)	3,351	82,401
Series LL, 4.63%, Perpetual (Callable 06/01/2026)	10,290	205,286
Series MM, 4.20%, Perpetual (Callable 09/01/2026)	7,891	144,721
KeyCorp
6.20% to 12/15/2027 then 5 yr. CMT Rate + 3.13%, Perpetual (Callable 12/15/2027)	9,149	217,655
Series E, 6.13% to 12/15/2026 then 3 mo. Term SOFR + 4.15%, Perpetual (Callable 12/15/2026)(d)	5,112	123,097
M&T Bank Corp., Series J, 7.50%, Perpetual (Callable 06/15/2029)	4,155	108,446
Merchants Bancorp
8.25% to 10/1/2027 then 5 yr. CMT Rate + 4.34%, Perpetual (Callable 10/01/2027)	2,829	72,394
Series C, 6.00%, Perpetual (Callable 04/01/2026)	3,195	64,667
Midland States Bancorp, Inc., 7.75% to 09/30/2027 then 5 yr. CMT Rate + 4.71%, Perpetual (Callable 09/30/2027)	4,517	110,124

	Shares	Value
Morgan Stanley
Series F, 6.88% (3 mo. LIBOR US + 3.94%), Perpetual (Callable 07/15/2025)(b)(d)	6,171	$155,016
Series K, 5.85% (3 mo. LIBOR US + 3.49%), Perpetual (Callable 04/15/2027)(b)(d)	7,267	172,591
Series O, 4.25%, Perpetual (Callable 01/15/2027)	6,097	109,319
Series P, 6.50%, Perpetual (Callable 10/15/2027)	4,900	123,725
Old National Bancorp/IN, Series C, 7.00%, Perpetual (Callable 08/20/2025)(d)	6,135	152,516
Regions Financial Corp., Series C, 5.70% to 08/15/2029 then 3 mo. Term SOFR + 3.41%, Perpetual (Callable 05/15/2029)(d)	6,135	144,970
State Street Corp., Series G, 5.35% (3 mo. LIBOR US + 3.71%), Perpetual (Callable 03/15/2026)(b)	4,027	90,769
Synovus Financial Corp., Series E, 8.40% to 07/01/2029 then 5 yr. CMT Rate + 4.13%, Perpetual (Callable 07/01/2029)	10,071	255,401
Truist Financial Corp., Series R, 4.75%, Perpetual (Callable 09/01/2025)(d)	6,531	127,550
US Bancorp, Series K, 5.50%, Perpetual (Callable 05/01/2025)	6,135	141,166
Wells Fargo & Co., Series DD, 4.25%, Perpetual (Callable 09/15/2026)	6,135	108,467
WesBanco, Inc., Series A, 6.75% to 08/15/2025 then 5 yr. CMT Rate + 6.56%, Perpetual (Callable 11/15/2025)	5,112	128,771
Western Alliance Bancorp, Series A, 4.25% to 09/30/2026 then 5 yr. CMT Rate + 3.45%, Perpetual (Callable 09/30/2026)	7,538	165,384
Wintrust Financial Corp., Series E, 6.88% to 07/15/2025 then 5 yr. CMT Rate + 6.51%, Perpetual (Callable 07/15/2025)	6,258	158,765
		4,266,182
Distribution/Wholesale - 1.5%
WESCO International, Inc., Series A, 10.63% to 06/22/2025 then 5 yr. CMT Rate + 10.33%, Perpetual (Callable 06/22/2025)(d)	7,113	179,674
Diversified Financial Services - 8.0%
Apollo Global Management, Inc., 7.63% to 12/15/2028 then 5 yr. CMT Rate + 3.23%, 09/15/2053 (Callable 09/15/2028)	4,385	113,703
Capital One Financial Corp.
Series I, 5.00%, Perpetual (Callable 06/01/2025)(d)	5,182	98,355
Series J, 4.80%, Perpetual (Callable 06/01/2025)(d)	3,112	56,452

The accompanying notes are an integral part of these financial statements.

4

PREFERRED-PLUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Diversified Financial Services - (Continued)
Series L, 4.38%, Perpetual (Callable 09/01/2026)	3,700	$60,828
Stifel Financial Corp., Series D, 4.50%, Perpetual (Callable 08/15/2026)	9,117	157,268
Synchrony Financial
Series A, 5.63%, Perpetual (Callable 05/15/2025)(d)	6,762	119,214
Series B, 8.25% to 5/15/2029 then 5 yr. CMT Rate + 4.04%, Perpetual (Callable 05/15/2029)	7,506	187,800
Voya Financial, Inc., Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual (Callable 09/15/2029)	6,581	156,167
		949,787
Electric - 8.9%
Algonquin Power & Utilities Corp., Series 19-A, 8.86% (3 mo. LIBOR US + 4.01%), 07/01/2079 (Callable 07/01/2025)(b)	6,258	157,702
Brookfield BRP Holdings Canada, Inc.
4.88%, Perpetual (Callable 12/09/2026)	6,962	110,069
4.63%, Perpetual (Callable 04/30/2026)	3,430	50,318
CMS Energy Corp., 5.88%, 03/01/2079 (Callable 04/11/2025)	3,069	70,004
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%, 05/15/2064 (Callable 05/01/2025)(d)	5,112	121,563
SCE Trust IV, Series J, 5.38% to 09/15/2025 then 3 mo. Term SOFR + 3.39%, Perpetual (Callable 09/15/2025)(d)	5,112	113,691
SCE Trust V, Series K, 5.45% to 03/15/2026 then 3 mo. Term SOFR + 4.05%, Perpetual (Callable 03/15/2026)(d)	5,216	119,499
SCE Trust VIII, Series N, 6.95%, Perpetual (Callable 05/13/2029)	5,324	120,908
Sempra, 5.75%, 07/01/2079 (Callable 05/01/2025)	6,135	131,473
Southern Co., Series 2020, 4.95%, 01/30/2080 (Callable 04/30/2025)	3,069	62,669
		1,057,896
Insurance - 20.0%
AEGON Funding Co. LLC, 5.10%, 12/15/2049 (Callable 06/15/2025)	4,794	95,592
Allstate Corp., Series J, 7.38%, Perpetual (Callable 07/15/2028)	4,690	122,737
American National Group, Inc.
7.38%, Perpetual (Callable 01/15/2030)(d)	3,000	77,160
Series B, 6.63% to 9/1/2025 then 5 yr. CMT Rate + 6.30%, Perpetual (Callable 09/01/2025)(d)	7,168	179,630

	Shares	Value
Aspen Insurance Holdings Ltd.
7.00%, Perpetual (Callable 11/30/2029)	2,552	$63,928
Series **, 5.63%, Perpetual (Callable 05/01/2025)	3,069	60,429
Athene Holding Ltd.
Series A, 6.35% to 6/30/2029 then 3 mo. LIBOR US + 4.25%, Perpetual (Callable 06/30/2029)(b)(d)	10,207	248,336
Series C, 6.38% to 9/30/2025 then 5 yr. CMT Rate + 5.97%, Perpetual (Callable 06/30/2025)	4,062	101,306
Axis Capital Holdings Ltd., Series E, 5.50%, Perpetual (Callable 05/01/2025)	4,741	96,716
Brighthouse Financial, Inc.
6.25%, 09/15/2058 (Callable 05/01/2025)(d)	3,471	72,995
Series B, 6.75%, Perpetual (Callable 06/25/2025)(d)	7,309	145,961
Series C, 5.38%, Perpetual (Callable 12/25/2025)	3,699	58,222
Equitable Holdings, Inc., Series A, 5.25%, Perpetual (Callable 06/15/2025)(d)	7,010	144,476
F&G Annuities & Life, Inc., 7.30%, 01/15/2065 (Callable 01/15/2030)	3,425	84,735
Jackson Financial, Inc., 8.00% to 03/30/2028 then 5 yr. CMT Rate + 3.73%, Perpetual (Callable 03/30/2028)	7,280	191,610
Kemper Corp., 5.88% to 03/15/2027 then 5 yr. CMT Rate + 4.14%, 03/15/2062 (Callable 03/15/2027)	4,596	103,594
Lincoln National Corp., Series D, 9.00%, Perpetual (Callable 12/01/2027)	4,689	124,727
MetLife, Inc.
Series E, 5.63%, Perpetual (Callable 05/01/2025)	5,682	133,982
Series F, 4.75%, Perpetual (Callable 06/15/2025)	6,223	123,215
Prudential Financial, Inc., 5.63%, 08/15/2058 (Callable 05/01/2025)	2,950	68,440
Reinsurance Group of America, Inc., 5.75% to 06/15/2026 then 3 mo. LIBOR US + 4.04%, 06/15/2056 (Callable 06/15/2026)(b)	2,909	71,591
		2,369,382
Investment Companies - 0.5%
Brookfield Oaktree Holdings LLC, Series B, 6.55%, Perpetual (Callable 05/01/2025)	3,069	63,743
Office-Business Equipment - 0.7%
Pitney Bowes, Inc., 6.70%, 03/07/2043 (Callable 04/30/2025)	3,940	75,687

The accompanying notes are an integral part of these financial statements.

5

PREFERRED-PLUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
REITS - 13.8%
AGNC Investment Corp., Series F, 6.13% to 04/15/2025 then 3 mo. LIBOR US + 4.70%, Perpetual (Callable 05/01/2025)(b)	7,162	$180,912
Annaly Capital Management, Inc.
Series F, 9.54% (3 mo. Term SOFR + 5.25%), Perpetual (Callable 05/01/2025)	2,983	76,126
Series I, 9.54% (3 mo. Term SOFR + 5.25%), Perpetual (Callable 05/01/2025)	3,034	77,458
Arbor Realty Trust, Inc., Series F, 6.25% to 10/12/2026 then 3 mo. Term SOFR + 5.44%, Perpetual (Callable 10/12/2026)	7,106	149,084
Digital Realty Trust, Inc., Series L, 5.20%, Perpetual (Callable 05/01/2025)	8,009	161,141
Hudson Pacific Properties, Inc., Series C, 4.75%, Perpetual (Callable 11/16/2026)	3,012	39,638
KKR Real Estate Finance Trust, Inc., Series A, 6.50%, Perpetual (Callable 04/16/2026)(d)	6,714	128,305
MFA Financial, Inc., Series C, 6.50% (3 mo. LIBOR US + 5.35%), Perpetual (Callable 04/30/2025)(b)	5,231	129,729
Pebblebrook Hotel Trust, Series G, 6.38%, Perpetual (Callable 05/13/2026)(d)	6,135	108,651
Public Storage
Series M, 4.13%, Perpetual (Callable 08/14/2025)(d)	1,076	18,411
Series S, 4.10%, Perpetual (Callable 01/13/2027)	6,776	113,498
Rithm Capital Corp., Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual (Callable 11/15/2026)	5,375	129,806
Sachem Capital Corp.
6.00%, 12/30/2026 (Callable 04/30/2025)	2,953	60,758
Series A, 7.75%, Perpetual (Callable 06/29/2026)(d)	6,135	95,399
Vornado Realty Trust
Series N, 5.25%, Perpetual (Callable 11/24/2025)(d)	8,185	135,134
Series O, 4.45%, Perpetual (Callable 09/22/2026)	1,778	26,012
		1,630,062
Savings & Loans - 3.3%
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual (Callable 09/01/2027)	8,716	217,464
Flagstar Financial, Inc., Series A., 6.38% to 03/17/2027 then 3 mo. LIBOR US + 3.82%, Perpetual (Callable 03/17/2027)(b)	7,266	172,059
		389,523

	Shares	Value
Telecommunications - 3.6%
AT&T, Inc.
Series A, 5.00%, Perpetual (Callable 05/01/2025)(d)	1,199	$24,232
Series C, 4.75%, Perpetual (Callable 05/01/2025)(d)	5,811	110,816
Telephone and Data Systems, Inc., Series UU, 6.63%, Perpetual (Callable 03/31/2026)(d)	6,135	127,362
United States Cellular Corp., 5.50%, 03/01/2070 (Callable 03/01/2026)	7,475	164,973
		427,383
TOTAL PREFERRED STOCKS (Cost $12,910,518)		11,676,931
CONVERTIBLE PREFERRED STOCKS - 2.4%
Banks - 2.1%
Bank of America Corp., Series L, 7.25%, Perpetual	101	124,692
Wells Fargo & Co., Series L, 7.50%, Perpetual	99	118,879
		243,571
Software - 0.3%
MicroStrategy, Inc., 8.00%, Perpetual	445	37,384
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $282,943)		280,955

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.3%
Put Options - 0.3%(c)(e)(f)
S&P 500 Mini Index
Expiration: 04/30/2025; Exercise Price: $485.00(h)	$1,746,000	36	3,276
Expiration: 06/20/2025; Exercise Price: $510.00(h)	2,550,000	50	28,625
SPDR S&P 500 ETF, Expiration: 04/17/2025; Exercise Price: $480.00(h)	1,824,000	38	1,881
TOTAL PURCHASED OPTIONS (Cost $36,803)			33,782

The accompanying notes are an integral part of these financial statements.

6

PREFERRED-PLUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.27%(g)	31,718	$31,718
TOTAL SHORT-TERM INVESTMENTS (Cost $31,718)		31,718
TOTAL INVESTMENTS - 101.6% (Cost $13,261,982)		$12,023,386
Liabilities in Excess of Other Assets - (1.6)%		(185,709)
TOTAL NET ASSETS - 100.0%		$11,837,677

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Non-income producing security.
(d)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of March 31, 2025, is $2,742,003 which represented 23.2% of net assets.
(e)	100 shares per contract.
(f)	Exchange-traded.
(g)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(h)	Held in connection with a written option, see Schedule of Written Options for more detail.
(i)
Variable rates for Preferred Stocks will typically have interest rates that redetermine periodically by reference to a base lending rate plus a spread. Preferred Stocks that reference SOFR may be subject to a credit spread adjustment, particularly to legacy LIBOR that have transitioned to SOFR as the base lending rate.

The accompanying notes are an integral part of these financial statements.

7

PREFERRED-PLUS ETF
SCHEDULE OF WRITTEN OPTIONS
March 31, 2025 (Unaudited)

WRITTEN OPTIONS - (2.0)%	Notional Amount	Contracts	Value
Put Options - (2.0)%(a)(b)
S&P 500 Mini Index
Expiration: 04/30/2025; Exercise Price: $571.00	$(2,055,600)	(36)	$(57,726)
Expiration: 06/20/2025; Exercise Price: $585.00	(2,925,000)	(50)	(141,625)
SPDR S&P 500 ETF, Expiration: 04/17/2025; Exercise Price: $558.00	(2,120,400)	(38)	(35,739)
Total Put Options			(235,090)
TOTAL WRITTEN OPTIONS (Premiums received $228,030)			$(235,090)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Preferred Stocks	$11,676,931	$—	$—	$11,676,931
Convertible Preferred Stocks	280,955	—	—	280,955
Purchased Options	—	33,782	—	33,782
Money Market Funds	31,718	—	—	31,718
Total Investments	$11,989,604	$33,782	$—	$12,023,386
Liabilities:
Investments:
Written Options	$—	$(235,090)	$—	$(235,090)
Total Investments	$—	$(235,090)	$—	$(235,090)

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

8

INNOVATIVE ETFs
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)

	Dividend Performers ETF	Preferred-Plus ETF
ASSETS:
Investments, at value	$21,538,274	$12,023,386
Deposit at broker for other investments	247,186	19,986
Dividends receivable	19,116	39,636
Dividend tax reclaims receivable	576	332
Interest receivable	499	221
Total assets	21,805,651	12,083,561
LIABILITIES:
Written option contracts, at value	829,238	235,090
Payable to adviser	15,350	8,859
Interest payable	6,468	1,935
Total liabilities	851,056	245,884
NET ASSETS	$20,954,595	$11,837,677
Net Assets Consists of:
Paid-in capital	$17,489,706	$14,060,052
Total distributable earnings/(accumulated losses)	3,464,889	(2,222,375)
Total net assets	$20,954,595	$11,837,677
Net assets	$20,954,595	$11,837,677
Shares issued and outstanding(a)	1,098,877	1,222,107
Net asset value per share	$19.07	$9.69
Cost:
Investments, at cost	$17,548,510	$13,261,982
Proceeds:
Written options premium received	$798,593	$228,030

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

9

INNOVATIVE ETFs
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2025 (Unaudited)

	Dividend Performers ETF	Preferred-Plus ETF
INVESTMENT INCOME:
Dividend income	$195,378	$409,330
Less: Dividend withholding taxes	—	(498)
Interest income	1,965	1,580
Total investment income	197,343	410,412
EXPENSES:
Investment advisory fee	93,199	51,769
Interest expense	30,290	9,520
Total expenses	123,489	61,289
Net investment income	73,854	349,123
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	537,661	(56,325)
Written option contracts expired or closed	200,517	51,594
Net realized gain (loss)	738,178	(4,731)
Net change in unrealized appreciation (depreciation) on:
Investments	(842,191)	(825,484)
Written option contracts	(134,112)	(35,606)
Net change in unrealized appreciation (depreciation)	(976,303)	(861,090)
Net realized and unrealized gain (loss)	(238,125)	(865,821)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(164,271)	$(516,698)

The accompanying notes are an integral part of these financial statements.

10

INNOVATIVE ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Dividend Performers ETF		Preferred-Plus ETF
	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS:
Net investment income	$73,854	$116,967	$349,123	$652,802
Net realized gain (loss)	738,178	2,804,773	(4,731)	(28,104)
Net change in unrealized appreciation (depreciation)	(976,303)	3,125,773	(861,090)	1,478,489
Net increase (decrease) in net assets from operations	(164,271)	6,047,513	(516,698)	2,103,187
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(430,570)(1)	(116,967)	(315,213)	(632,719)
Return of capital	—	(734,812)	—	—
Total distributions to shareholders	(430,570)	(851,779)	(315,213)	(632,719)
CAPITAL TRANSACTIONS:
Creations	2,601,762	6,531,063	774,115	1,452,758
Redemptions	(3,102,060)	(7,477,416)	—	(2,372,113)
Net increase (decrease) in net assets from capital transactions	(500,298)	(946,352)	774,115	(919,355)
Net increase (decrease) in net assets	(1,095,139)	4,249,382	(57,796)	551,113
NET ASSETS:
Beginning of the period	22,049,734	17,800,352	11,895,473	11,344,360
End of the period	$20,954,595	$22,049,734	$11,837,677	$11,895,473
SHARES TRANSACTIONS
Creations	125,000	375,000	75,000	150,000
Redemptions	(150,000)	(425,000)	—	(250,000)
Total increase (decrease) in shares outstanding	(25,000)	(50,000)	75,000	(100,000)

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.
The accompanying notes are an integral part of these financial statements.

11

INNOVATIVE ETFs
FINANCIAL HIGHLIGHTS
Dividend Performers ETF

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$19.62	$15.16	$11.53	$16.93	$12.91	$12.16
INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.10	0.06	0.14	0.07	0.12
Net realized and unrealized gain (loss) on investments(b)	(0.23)	5.10	3.79	(3.45)	5.06	1.06
Total from investment operations	(0.16)	5.20	3.85	(3.31)	5.13	1.18
LESS DISTRIBUTIONS FROM:
Net investment income	(0.39)	(0.10)	(0.07)	(0.24)	(0.07)	(0.13)
Net realized gains	—	—	—	(1.08)	(1.04)	(0.23)
Return of capital	—	(0.64)	(0.15)	(0.77)	—	(0.07)
Total distributions	(0.39)	(0.74)	(0.22)	(2.09)	(1.11)	(0.43)
Net asset value, end of period	$19.07	$19.62	$15.16	$11.53	$16.93	$12.91
Total return(c)	−0.84%	34.70%	33.45%	−22.92%	39.80%	10.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,955	$22,050	$17,800	$12,667	$15,174	$9,581
Ratio of expenses to average net assets including interest expense:
Before expense reimbursement(d)(f)	1.12%	1.13%	1.52%	1.52%	2.12%	2.66%
After expense reimbursement(d)(f)	1.12%	1.13%	1.52%	1.35%	1.54%	1.66%
Ratio of expenses to average net assets excluding interest expense:
Before expense reimbursement(d)(f)	0.85%	0.85%	0.85%	1.30%	2.08%	2.50%
After expense reimbursement(d)(f)	0.85%	0.85%	0.85%	1.13%	1.50%	1.50%
Ratio of net investment income to average net assets(d)	0.67%	0.57%	0.43%	0.86%	0.41%	1.04%
Portfolio turnover rate(c)	17%(e)	29%(e)	42%(e)	74%(e)	58%	129%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Expense waived of reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

The accompanying notes are an integral part of these financial statements.

12

INNOVATIVE ETFs
FINANCIAL HIGHLIGHTS
Preferred-Plus ETF

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.37	$9.10	$9.19	$12.04	$11.09	$11.21
INVESTMENT OPERATIONS:
Net investment income(a)	0.29	0.56	0.56	0.49	0.40	0.41
Net realized and unrealized gain (loss) on investments(b)	(0.71)	1.26	(0.12)	(2.66)	1.25	—
Total from investment operations	(0.42)	1.82	0.44	(2.17)	1.65	0.41
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.55)	(0.53)	(0.38)	(0.38)	(0.41)
Net realized gains	—	—	—	(0.23)	(0.32)	(0.05)
Return of capital	—	—	—	(0.07)	—	(0.07)
Total distributions	(0.26)	(0.55)	(0.53)	(0.68)	(0.70)	(0.53)
Net asset value, end of period	$9.69	$10.37	$9.10	$9.19	$12.04	$11.09
Total return(c)	−4.13%	20.31%	5.12%	−18.64%	15.01%	3.95%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,838	$11,895	$11,344	$12,383	$13,993	$10,595
Ratio of expenses to average net assets including interest expense:
Before expense reimbursement(d)(f)	1.00%	1.01%	1.26%	1.48%	2.15%	2.48%
After expense reimbursement(d)(f)	1.00%	1.01%	1.26%	1.25%	1.52%	1.55%
Ratio of expenses to average net assets excluding interest expense:
Before expense reimbursement(d)(f)	0.85%	0.85%	0.85%	1.37%	2.13%	2.43%
After expense reimbursement(d)(f)	0.85%	0.85%	0.85%	1.14%	1.50%	1.50%
Ratio of net investment income to average net assets(d)	5.70%	5.75%	6.08%	4.45%	3.31%	3.90%
Portfolio turnover rate(c)	6%(e)	16%(e)	16%(e)	65%(e)(g)	27%	70%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Expense waived of reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(g)
The proceeds from sales of securities incurred by the Fund related to the alignment of the Predecessor Fund’s portfolio with the Fund’s investment style are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 114% for the year ended September 30, 2022.

The accompanying notes are an integral part of these financial statements.

13

INNOVATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)
1. ORGANIZATION
Dividend Performers ETF (“Dividend Performers” or “IPDP”) and Preferred-Plus ETF (“Preferred-Plus” or “IPPP”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
IPDP is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its primary investment objective to provide income and secondary objective of capital appreciation by investing in dividend paying U.S. equity securities, and credit spread options on an S&P 500 ETF or Index.
IPPP is an actively-managed ETF that seeks to achieve its investment objective to provide income by investing in issues of preferred securities and debt securities that Innovative Portfolios, LLC (“Innovative” or the “Adviser”), the Fund’s investment adviser, believes to be undervalued and credit spread options on an S&P 500 ETF or Index.
IPDP and IPPP are the successors in interest to the Dividend Performers and Preferred-Plus mutual funds, respectively, each a series of Collaborative Investment Series Trust, (the “Predecessor Funds”) pursuant to a tax-free reorganization that took place before the start of business on March 7, 2022. The Funds are the accounting and performance information successors of the Predecessor Funds. Costs incurred by the Funds in connection with the reorganization were paid by the Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions. The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings, or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the

14

INNOVATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a put option or receives when writing a put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange- traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of March 31, 2025, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income. Dividend income is recognized on the ex-dividend date. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is accrued daily. An amortized cost method of valuation may

15

INNOVATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method.
Distributions received from each Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest, and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, quarterly. Each Fund will distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of September 30, 2024, the Funds’ most recent fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of September 30, 2024, the Funds’ most recent fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognized no interest or penalties related to uncertain tax benefits in the fiscal year 2024. At September 30, 2024, the Funds’ most recent fiscal year end, the tax periods for the prior three years are open to examination in the Funds’ major tax jurisdictions.
Indemnification. In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Derivatives. The Funds may purchase and write put options on indices or securities and enter into related closing transactions. Put options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is less than the exercise price of the option. This amount of cash is equal to

16

INNOVATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
The Funds seek to achieve credit spread on an S&P 500 ETF or Index by selling/writing an out-of-the-money (an out-of-the-money put option is one whose strike price is lower than the market price of the underlying reference asset of the option) short put option each month while simultaneously purchasing an out-of-the-money long put option below the short option position. A credit spread is an options strategy that involves the purchase of one option and a sale of another option in the same class and with the same expiration but different strike prices. The strategy objective is a net credit for entering the option position and is profitable when the spreads narrow or expire. By buying a protective long put option, the Funds seek to hedge any significant downside risk posed by the short put option.
Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. Each Fund’s use of put options can lead to losses because of adverse movements in the price or value of the underlying asset, which may be magnified by certain features of the options. When selling a put option, the Funds will receive a premium; however, this premium may not be enough to offset a loss incurred by the Funds if the price of the underlying asset is below the strike price by an amount equal to or greater than the premium. Purchasing of put options involves the payment of premiums, which may adversely affect the Funds’ performance. Purchasing a put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period. Purchased put options may expire worthless resulting in the Funds’ loss of the premium it paid for the option.
The value of an option may be adversely affected if the market for the option becomes less liquid or smaller and will be affected by changes in the value or yield of the option’s underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset. The Funds’ use of options may reduce the Funds’ ability to profit from increases in the value of the underlying asset. If the price of the underlying asset of an option is above the strike price of a written put option, the value of the option, and consequently of the Funds, may decline significantly more than if the Funds invested directly in the underlying asset instead of using options. While the Funds may segregate liquid assets at least equal in value to the maximum potential loss for the Funds, the Funds could still lose a significant amount or nearly all of its value if the price of an underlying asset changes significantly enough.
As of March 31, 2025, the Funds’ derivative instruments are not subject to a master netting arrangement. The average monthly value outstanding of purchased and written options during the period ended March 31, 2025, were as follows:

	Dividend Performers ETF	Preferred-Plus ETF
Purchased Options	$17,508	$4,886
Written Options	(132,366)	(37,048)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of March 31, 2025:

	Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written option contracts, at value
Dividend Performers ETF	Purchased Options	$120,653	$—
	Written Options	—	829,238
Preferred-Plus ETF	Purchased Options	33,782	—
	Written Options	—	235,090

17

INNOVATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the period ended March 31, 2025:

		Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/Depreciation
		Purchased Options*	Written Options	Purchased Options*	Written Options
Dividend Performers ETF	Equity Risk Contracts	$537,661	$200,517	$(837,910)	$(134,112)
Preferred-Plus ETF	Equity Risk Contracts	(56,325)	51,594	(824,737)	(35,606)

*	Included in investments on the Statements of Operations.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Innovative, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.85% of each Fund’s average daily net assets. Innovative has agreed to pay all expenses of the Funds except the fee paid to Innovative under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan. Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent. U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will

18

INNOVATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee. Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged for each creation order is $300 for Dividend Performers and $500 for Preferred-Plus.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (1) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (2) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Period Ended March 31, 2025
	Ordinary Income(1)(2)	Return of Capital
Dividend Performers ETF	$430,570	$—
Preferred-Plus ETF	315,213	—

	Year Ended September 30, 2024
	Ordinary Income(1)	Return of Capital
Dividend Performers ETF	$116,967	$734,812
Preferred-Plus ETF	632,719	—

(1)	Ordinary income may include short-term capital gains.
(2)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.

19

INNOVATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
At September 30, 2024, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	Dividend Performers ETF	Preferred-Plus ETF
Federal Tax Cost of Investments(1)	$16,927,028	$12,210,501
Gross Tax Unrealized Appreciation	$5,366,825	$422,796
Gross Tax Unrealized Depreciation	(525,203)	(800,104)
Net Tax Unrealized Appreciation (Depreciation)	4,841,622	(377,308)
Undistributed Ordinary Income	—	17,886
Other Accumulated Gain (Loss)	(781,892)	(1,031,042)
Total Distributable Earnings / (Accumulated Losses)	$4,059,730	$(1,390,464)

(1)	Federal Tax Cost of Investments includes written option premiums.
The primary reason for the difference between the book and tax cost of investments and premiums from written options is the tax deferral of losses on wash sales and mark-to-market treatment of index options.
Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the taxable year ended September 30, 2024, the Funds did not defer any post-October losses or late-year ordinary losses.
At September 30, 2024, the Funds’ most recent fiscal year end, the Funds had the following capital loss carryforwards:

	Short Term	Long Term	Expires
Dividend Performers ETF	$(781,892)	$—	Indefinite
Preferred-Plus ETF	(688,049)	(342,993)	Indefinite

During the year ended September 30, 2024, the Funds’ most recent fiscal year end, capital loss carryforwards were utilized by the Funds as follows:

	Short Term	Long Term
Dividend Performers ETF	$1,008,023	$ —
Preferred-Plus ETF	$207,421	$—

6. INVESTMENT TRANSACTIONS
During the period ended March 31, 2025, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Dividend Performers ETF	$994,562	$ —
Preferred-Plus ETF	—	—

20

INNOVATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended March 31, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Dividend Performers ETF	$3,982,113	$3,669,475	$2,522,436	$3,085,531
Preferred-Plus ETF	1,001,681	735,248	737,561	—

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, and ability to meet its investment objective.
Since 2017, the United Kingdom’s Financial Conduct Authority has been working towards the cessation of LIBOR at the end of December 2021. In November 2020, though, the administrator of the U.S. Dollar LIBOR benchmarks, the ICE Benchmark Administration, extended the retirement date for most U.S. Dollar LIBOR rates until December 2024. Regulators and industry working groups have suggested numerous alternative reference rates to LIBOR. Leading alternatives include Sonia in the United Kingdom, €STR in the European Union, Tonar in Japan, and in the U.S., the New York Fed has been working to develop the Secured Overnight Financing Rate (SOFR). Global consensus is still coalescing around the transition to a new reference rate and the process for amending existing contracts. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. The transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Funds.
A complete description of principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks”.
8. NEW ACCOUNTING PRONOUNCEMENTS
In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the Funds’ investments that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

21

INNOVATIVE ETFs
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
9. SUBSEQUENT EVENTS
Management has evaluated the Funds’ related events and transactions that occurred subsequent to March 31, 2025, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

22

INNOVATIVE ETFs
ADDITIONAL INFORMATION (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Not applicable.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Advisor has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
TAX INFORMATION
For the fiscal year ended September 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Dividend Performers ETF	100%
Preferred-Plus ETF	99.95%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2024, was as follows:

Dividend Performers ETF	100%
Preferred-Plus ETF	99.82%

23

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	6/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	6/5/2025

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	6/5/2025

* Print the name and title of each signing officer under his or her signature.